Putnam
Small Cap
Value Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-03

[GRAPHIC OMITTED: BOWL]

[SCALE LOGO OMITTED]



From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

It is with pleasure that we report solidly positive results for Putnam Small Cap Value Fund for the six months ended August 31, 2003. Your fund also outperformed its benchmark index and its Lipper category average. You will find the details on the facing page.

The semiannual results stand in striking contrast to the performance registered for the preceding fiscal year. However, as we noted in the report for fiscal 2003, part of the management team's strategy during the market's struggles was to position the portfolio for a recovery. The strategy was certainly vindicated during the first half of fiscal 2004. However, the team feels compelled to caution shareholders that the vibrant results for the current period should not lead to heightened expectations as a matter of course. In the following report, the managers discuss their current strategy in detail and offer their views on prospects for the months ahead.

As the fund enters the second half of its fiscal year on a positive note, what we told you at the start of the last fiscal year bears repeating here. We deeply appreciate your continued confidence in Putnam.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

October 15, 2003



Report from Fund Management

Fund highlights

* For the semiannual period ended August 31, 2003, Putnam Small Cap
  Value Fund's class A shares returned 37.11% at net asset value (NAV) and 29.24% at public offering price (POP).

* At NAV, the fund outperformed its benchmark, the Russell 2000 Value Index, which returned 35.17% for the same period. We attribute this to the recovery of several holdings that had previously lagged.

* For the same reason, the fund's results at NAV were ahead of the average return for the Lipper Small-Cap Value Funds category, which was 33.23%.

* See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

We are pleased to report that your fund generated a strong return for the semiannual period ended August 31, 2003. As the equities markets rallied throughout the period, small-capitalization stocks led the pack. This was consistent with historical trends, i.e., as the economy has begun to emerge from past recessions, the market has generally bid up small-cap stocks. We believe our active management contributed to favorable performance versus the fund's benchmark and its Lipper peer group. In particular, several holdings that dampened fund performance last year advanced dramatically in the recent six-month period. This not only vindicated our diligent research efforts but also rewarded our patience. Last year's disappointing return was partly the result of our having established some positions too early. Nevertheless, where our convictions remained strong, we maintained the positions and we believe the fund's semiannual results prove the effectiveness of our strategy. We would caution shareholders that such a generous run-up in stock prices is not likely to be repeated over the coming six months. Even if the economy continues to strengthen, as we believe it will, we anticipate more moderate returns over the second half of the fiscal year.

FUND PROFILE

Putnam Small Cap Value Fund seeks capital appreciation by investing in undervalued stocks of lesser-known small-capitalization companies. The fund pursues its objective by seeking high-quality companies whose true values are not yet recognized by the market. This fund may be appropriate for investors who seek long-term growth potential and are willing to accept the price volatility associated with investing in small-cap stocks.



Market overview

Between March and the end of August, equity markets rallied strongly. As the period began, the swift defeat of Iraq's dictatorial regime by coalition forces relieved some of the uncertainty that had plagued U.S. markets. Favorable economic indicators buoyed investor sentiment. A combination of productivity gains, tax breaks, continued low interest rates, and low inflation spurred GDP growth, which achieved an annualized rate of 3.1% in the second calendar quarter. Capital spending accelerated, particularly in the areas of technology and communications services. Small-capitalization stocks, many of which are cyclical in nature, reflected the improvement in the overall economy. We consider the strong relative advance in small-cap stock prices typical of this asset class, which tends to experience greater price volatility than stocks of larger companies. As investors became less defensive, sought higher returns, and took on more risk, small-cap stocks benefited. Interestingly, stocks that were of lower quality rallied more substantially than those with pristine balance sheets and no debt.

Merger and acquisition (M&A) activity markedly increased during the reporting period, after having virtually dried up during 2002. Several of the fund's holdings were under consideration for acquisition, or were, in fact, acquired by larger companies. We interpret the rise in M&A activity as a sign that corporate managements have renewed confidence and are now more willing to execute their growth strategies.

------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 8/31/03
------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
Russell 2000 Value Index (small-company value stocks)                 35.17%
------------------------------------------------------------------------------
Russell 3000 Value Index (large-company value stocks)                 22.04%
------------------------------------------------------------------------------
Russell 3000 Growth Index (large-company growth stocks)               23.60%
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                    20.88%
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                       -0.36%
------------------------------------------------------------------------------
Lehman Municipal Bond Index (municipal bonds)                         -0.22%
------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                  1.19%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 8/31/03.
------------------------------------------------------------------------------



Strategy overview

As a general rule, your fund is committed to selecting high-quality, undervalued stocks for the portfolio. Under certain market conditions, this is not always feasible. In the most recent annual report to shareholders (February 2003) we explained why the fund was in a position of having to invest in some relatively lower-quality holdings. As you may recall, it was our opinion at the time that while many of the market's small-cap offerings were fairly valued, some were overvalued. In accordance with the fund's mandate, we sold stocks that had reached what we considered to be their fair value. The challenge of redeploying the money into stocks that we believed were undervalued resulted in a bias toward riskier, relatively lower-quality names. Unfortunately, as the economy deteriorated through much of last year, those names suffered the greatest declines. We maintained our positions and these names outperformed in the recent six months.

Small caps are often overlooked and inefficiently priced, and both of these characteristics can be disadvantageous under difficult market conditions. However, those features can also enhance upside potential under more favorable market conditions. Indeed, as the economy and the equities market improved during the recent period, these same lower-quality holdings contributed significantly to fund returns. We trimmed positions where appropriate and sought opportunities to upgrade portfolio quality by buying stocks of companies with healthy balance sheets and plenty of free cash flow. As value investors, we know to be patient, because it can take many months for the market to recognize a stock's true worth.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                                    as of    as of
                                   2/28/03  8/31/03

Banking                             14.3%    11.2%

Retail                               6.7%     7.5%

Insurance                            7.7%     7.2%

Oil and gas                          5.3%     4.3%

Chemicals                            4.0%     4.2%

Footnote reads:
This chart shows how the fund's top industry weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.



How fund holdings affected performance

The two biggest contributors to the fund's returns were also its two largest holdings: financial services provider, Fremont General, and recreational vehicle manufacturer, Fleetwood Enterprises. Through its subsidiaries, California-based Fremont General provides a broad range of financial services, including property and casualty insurance, workman's compensation underwriting, and commercial and mortgage lending. At one time, the company focused primarily on workman's compensation underwriting in California, but it suffered, along with its competitors, when the industry nose-dived. After some struggles, Fremont successfully diversified into other areas. Its lending business was helped by historically low interest rates, which heightened demand for loans. At its lowest point, the stock traded near $2, but it edged up to $15 during the reporting period. We trimmed our position and locked in profits. However, the fund remains the company's largest shareholder.

Fleetwood Enterprises, also based in California, has benefited not only from low interest rates (which make financing the purchase of its high-end RVs affordable), but also from a post 9/11 cultural shift that has resulted in more Americans traveling within the continental United States. Demographics may be working in the company's favor as well, as the number of baby boomers approaching retirement swells, potentially increasing demand for Fleetwood products. The company enjoys a large and growing share of the market for RV sales. It also manufactures trailer-type campers and prefabricated homes. We have confidence in Fleetwood's new CEO, and we believe the market underestimates the company's prospects. The stock price plummeted during the prolonged bear market and we established a relatively large position. Although the stock has advanced strongly off its low, at this time we believe it has not finished its run, and we continue to hold the position.

[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

1  Fremont General Corp.
   Insurance

2  Fleetwood Enterprises, Inc.
   Homebuilding

3  BankAtlantic Bancorp, Inc. Class A
   Banking

4  Avnet, Inc.
   Electronics

5  International Multifoods Corp.
   Food

6  AAR Corp.
   Aerospace and defense

7  Ikon Office Solutions, Inc.
   Consumer services

8  Alpharma, Inc. Class A
   Pharmaceuticals

9  AmerUs Group Co.
   Insurance

10 Helix Technology Corp.
   Semiconductor

Footnote Reads:
These holdings represent 13.4% of the fund's net assets as of 8/31/03. The fund's holdings will change over time.

Helix Technology, another top-ten holding, manufactures vacuum-pumping and cryogenic systems used by the semiconductor industry to produce a variety of electronic devices. Technology companies have suffered a long drought and as recently as March, it seemed as if interest in Helix's products remained negligible. The stock price bottomed out at about $8. However, our research revealed Helix to be a good company with no debt, and a strong and capable management. We believed that it would survive the drought and benefit as the semiconductor equipment cycle gained momentum. Our thesis proved correct, and the stock has made a dramatic recovery, as have numerous other technology stocks. The fund continues to own shares.

In the interest of fair reporting, we also want to highlight three stocks that disappointed: Ikon Office Solutions, Northwestern, and Stancorp Financial Group.

Ikon Office Solutions provides basic copying services. Given the company's attractive fundamentals and the potentially favorable impact of new management, we believed the stock was undervalued. We anticipated that any acceleration in business spending could directly benefit Ikon. However, as of the end of the reporting period, there was no material change in the company's fundamentals or its stock price, and its return was basically flat. We remain patient and believe that in time, this holding will reward shareholders. Northwestern, an electric utility headquartered in South Dakota, aggressively diversified into a number of businesses outside of their core business. We reassessed the company's prospects and determined that the fundamentals and risk characteristics no longer suited the fund's criteria. We sold the position and took a loss. Stancorp Financial Group provides life and disability insurance to individuals and employers. It is growing faster than its industry peers and has been trading at a low price relative to its earnings. We believe it is a very solid company, but its stock failed to perform as we'd hoped it would during the period. The fund continues to hold the position, and we are waiting for the market to recognize its worth.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Small- and Mid-Cap Value Team. The members of the team are Edward Shadek (Portfolio Leader), Eric Harthun (Portfolio Member), Fred Copper, Thomas Hoey, Francis Perfetuo, and James Polk.



The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The economic environment has improved, and investors and businesses alike are anticipating better earnings. We believe the earnings power of the fund's holdings (and small caps in general) is quite promising, and that even incremental economic improvements may benefit smaller companies rather significantly. We are encouraged by what appears to be a growing tolerance for risk among investors. After many months of extreme risk aversion, it appears that investors have regained their appetites for equity investing. This has lifted stock valuations, and produced satisfying returns for many. However, after several months of strong performance by small caps, we anticipate more moderate returns in the near term. We believe the average share price within the universe of small-cap stocks is now near its long-term average. Our sense is that going forward, this asset class may trade within a somewhat narrower range around that average price. We wish to reiterate that small-cap investing carries a risk of greater price volatility, and we are committed to managing that risk by seeking the highest-quality names we can find that we believe are also undervalued.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. Putnam Small Cap Value Fund is closed to new investors.



Performance summary

This section provides information about your fund's performance during the first half of its fiscal year, which ended August 31, 2003. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. A profile of your fund's strategy appears on the first page of this report. See page 8 for definitions of some terms used in this section.

------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 8/31/03
------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M
(inception dates)             (4/13/99)              (5/3/99)             (7/26/99)             (3/29/00)
------------------------------------------------------------------------------------------------------------
                           NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP
------------------------------------------------------------------------------------------------------------
6 months                  37.11%     29.24%     36.63%     31.63%     36.56%     35.56%     36.78%     31.94%
------------------------------------------------------------------------------------------------------------
1 year                    20.37      13.48      19.42      14.42      19.49      18.49      19.77      15.55
------------------------------------------------------------------------------------------------------------
Life of fund              77.86      67.60      72.35      70.35      72.17      72.17      74.15      68.05
Annual average            14.03      12.50      13.22      12.92      13.19      13.19      13.49      12.57
------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/03
------------------------------------------------------------------------
                                                             Lipper
                                      Russell 2000          Small-Cap
                                          Value           Value Funds
                                          Index        category average*
------------------------------------------------------------------------
6 months                                  35.17%              33.23%
------------------------------------------------------------------------
1 year                                    23.68               21.91
------------------------------------------------------------------------
Life of fund                              68.68               76.14
Annual average                            12.67               13.34
------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, and life-of-fund periods ended 8/31/03, there were 227, 213, and 130 funds, respectively, in this Lipper category.

---------------------------------------------------------------------------
PRICE AND DISTRIBUTION** INFORMATION 6 MONTHS ENDED 8/31/03
---------------------------------------------------------------------------
                        Class A        Class B   Class C       Class M
---------------------------------------------------------------------------
Share value:         NAV      POP        NAV       NAV      NAV       POP
---------------------------------------------------------------------------
2/28/03             $10.51  $11.15     $10.21     $10.23  $10.36     $10.74
---------------------------------------------------------------------------
8/31/03              14.41   15.29      13.95      13.97   14.17      14.68
---------------------------------------------------------------------------

** The fund made no distributions during the period.


------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 9/30/03 (MOST RECENT CALENDAR QUARTER)
------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M
(inception dates)             (4/13/99)              (5/3/99)             (7/26/99)             (3/29/00)
------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP
------------------------------------------------------------------------------------------------------------
6 months                  32.83%     25.25%     32.46%     27.46%     32.39%     31.39%     32.56%     27.90%
------------------------------------------------------------------------------------------------------------
1 year                    27.29      19.93      26.31      21.31      26.38      25.38      26.61      22.21
------------------------------------------------------------------------------------------------------------
Life of fund              73.29      63.30      67.90      65.90      67.74      67.74      69.61      63.67
Annual average            13.10      11.61      12.31      12.00      12.28      12.28      12.56      11.67
------------------------------------------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.


Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Comparative indexes

Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

Russell 3000 Value Index is an unmanaged index of the 3,000 largest U.S. companies in the Russell 3000 Index chosen for their value orientation.

Russell 3000 Growth Index is an unmanaged index of those companies in the Russell 3000 Index chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Lehman Aggregate Bond Index is an unmanaged index of U.S. fixed-income securities.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Lehman Credit Index is an unmanaged index of corporate bonds.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges)with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Putnam's policy on confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
August 31, 2003 (Unaudited)

Common stocks (98.3%) (a)
Number of shares                                                          Value

Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------
        64,600 Valassis Communications, Inc. (NON)                   $1,897,948

Aerospace and Defense (2.7%)
-------------------------------------------------------------------------------
     1,397,800 AAR Corp. (NON)                                       11,196,378
        43,300 Curtiss-Wright Corp.                                   2,944,400
       154,300 Heico Corp.                                            1,868,573
        15,100 Heico Corp. Class A                                      138,618
       275,900 Innovative Solutions & Support, Inc.
               (NON)                                                  1,969,926
       242,000 Teledyne Technologies, Inc. (NON)                      3,690,500
       108,500 United Defense Industries, Inc.
               (NON)                                                  3,070,550
                                                                 --------------
                                                                     24,878,945

Airlines (0.3%)
-------------------------------------------------------------------------------
       228,800 Airtran Holdings, Inc. (NON)                           3,072,784

Automotive (0.5%)
-------------------------------------------------------------------------------
        59,900 CLARCOR, Inc.                                          2,566,116
       434,600 Tower Automotive, Inc. (NON)                           1,894,856
                                                                 --------------
                                                                      4,460,972

Banking (11.2%)
-------------------------------------------------------------------------------
     1,003,100 BankAtlantic Bancorp, Inc. Class A                    14,865,942
       581,765 Brookline Bancorp, Inc.                                8,895,187
        76,400 Citizens Banking Corp.                                 1,986,400
       394,000 Colonial Bancgroup, Inc.                               5,772,100
       304,900 Commercial Federal Corp.                               7,561,520
       130,650 Downey Financial Corp.                                 5,522,576
        49,000 East West Bancorp, Inc.                                2,173,640
        60,100 First Community Bancorp                                2,046,405
        90,497 First Niagara Financial Group, Inc.                    1,360,170
       318,200 Greater Bay Bancorp                                    6,545,374
       149,500 Hudson United Bancorp                                  5,903,755
       273,000 Irwin Financial Corp.                                  6,145,230
       246,740 Provident Bankshares Corp.                             7,056,764
       227,676 Republic Bancorp, Inc.                                 3,128,268
       256,100 Sovereign Bancorp, Inc.                                5,040,048
       361,700 Sterling Bancshares, Inc.                              4,517,633
       109,300 W Holding Co., Inc.                                    1,928,052
       186,899 Washington Federal, Inc.                               4,739,759
       128,300 Webster Financial Corp.                                4,997,285
        72,820 Westcorp                                               2,590,936
        55,900 Wintrust Financial Corp.                               1,976,624
                                                                 --------------
                                                                    104,753,668

Basic Materials (0.7%)
-------------------------------------------------------------------------------
       187,200 Ameron International Corp.                             6,314,256

Broadcasting (0.5%)
-------------------------------------------------------------------------------
       437,900 Sinclair Broadcast Group, Inc. Class
               A (NON)                                                4,873,827

Building Materials (1.9%)
-------------------------------------------------------------------------------
       757,380 Apogee Enterprises, Inc.                               8,603,837
       426,300 Interface, Inc. Class A (NON)                          2,434,173
       418,900 Lennox International, Inc.                             6,769,424
                                                                 --------------
                                                                     17,807,434

Capital Goods (0.1%)
-------------------------------------------------------------------------------
        31,600 Bandag, Inc.                                           1,105,368

Chemicals (4.2%)
-------------------------------------------------------------------------------
       141,900 Airgas, Inc.                                           2,657,787
     1,454,600 Crompton Corp.                                         8,596,686
       229,900 H.B. Fuller Co.                                        6,090,051
     1,384,300 Omnova Solutions, Inc. (NON)                           5,357,241
     1,385,200 PolyOne Corp.                                          6,122,584
       321,900 RPM, Inc.                                              4,390,716
       375,500 Tredegar Corp.                                         6,139,425
                                                                 --------------
                                                                     39,354,490

Commercial and Consumer Services (2.4%)
-------------------------------------------------------------------------------
       131,200 Banta Corp.                                            4,556,576
       394,900 Brink's Co. (The)                                      6,456,615
       289,500 ePlus, Inc. (NON)                                      3,812,715
       344,500 Hall, Kinion & Associates, Inc.
               (NON)                                                  1,464,125
       476,300 MPS Group, Inc. (NON)                                  4,548,665
       158,100 RemedyTemp, Inc. Class A (NON)                         1,897,200
                                                                 --------------
                                                                     22,735,896

Communications Equipment (1.3%)
-------------------------------------------------------------------------------
       412,100 Arris Group, Inc. (NON)                                2,023,411
       298,000 Inter-Tel, Inc.                                        7,509,600
       185,800 Powerwave Technologies, Inc. (NON)                     1,570,010
       329,000 Turnstone Systems, Inc. (NON)                            924,490
                                                                 --------------
                                                                     12,027,511

Computers (0.8%)
-------------------------------------------------------------------------------
        85,804 Anixter International, Inc. (NON)                      1,950,325
       154,300 Iomega Corp.                                           1,786,794
        16,500 Rainbow Technologies, Inc. (NON)                         131,175
       252,700 Symbol Technologies, Inc.                              3,421,558
                                                                 --------------
                                                                      7,289,852

Conglomerates (2.0%)
-------------------------------------------------------------------------------
        88,100 AMETEK, Inc.                                           3,696,676
       197,900 Crane Co.                                              5,064,261
       832,000 Walter Industries, Inc.                                9,942,400
                                                                 --------------
                                                                     18,703,337

Consumer Finance (0.2%)
-------------------------------------------------------------------------------
       138,900 AmeriCredit Corp. (NON)                                1,490,397

Consumer Goods (2.3%)
-------------------------------------------------------------------------------
       350,600 American Greetings Corp. Class A
               (NON)                                                  6,486,100
       438,300 Dial Corp. (The)                                       8,884,341
       171,900 Rayovac Corp. (NON)                                    2,403,162
       210,600 Tupperware Corp.                                       3,439,098
                                                                 --------------
                                                                     21,212,701

Consumer Services (1.4%)
-------------------------------------------------------------------------------
     1,471,300 Ikon Office Solutions, Inc.                           10,608,073
       653,300 Stewart Enterprises, Inc. Class A
               (NON)                                                  2,691,596
                                                                 --------------
                                                                     13,299,669

Electric Utilities (0.5%)
-------------------------------------------------------------------------------
     1,008,400 Sierra Pacific Resources (NON)                         5,072,252

Electrical Equipment (1.2%)
-------------------------------------------------------------------------------
       121,600 C&D Technologies, Inc.                                 2,424,704
       167,640 Lincoln Electric Holdings, Inc.                        3,808,110
       276,200 Watsco, Inc.                                           5,109,700
                                                                 --------------
                                                                     11,342,514

Electronics (3.7%)
-------------------------------------------------------------------------------
       189,500 Advanced Digital Information Corp.
               (NON)                                                  2,558,250
       667,100 Avnet, Inc. (NON)                                     12,041,155
       265,100 Monolithic System Technology, Inc.
               (NON)                                                  2,653,651
       782,800 Pioneer-Standard Electronics, Inc.                     7,585,332
       826,800 X-Rite, Inc.                                           9,425,520
                                                                 --------------
                                                                     34,263,908

Energy (1.2%)
-------------------------------------------------------------------------------
       298,900 Global Industries, Ltd. (NON)                          1,446,676
       200,300 GulfMark Offshore, Inc. (NON)                          2,804,200
        85,500 Hydril Co. (NON)                                       2,000,700
        69,400 National-Oilwell, Inc. (NON)                           1,358,852
       282,700 Newpark Resources, Inc. (NON)                          1,356,960
        72,300 Pride International, Inc. (NON)                        1,235,607
        51,800 Varco International, Inc. (NON)                          893,550
                                                                 --------------
                                                                     11,096,545

Engineering & Construction (0.3%)
-------------------------------------------------------------------------------
        61,600 EMCOR Group, Inc. (NON)                                2,714,712

Entertainment (0.1%)
-------------------------------------------------------------------------------
        56,000 Regal Entertainment Group Class A                      1,078,000

Financial (1.3%)
-------------------------------------------------------------------------------
       356,200 Advanta Corp. Class B                                  3,889,704
       404,800 Friedman Billings Ramsey Group, Inc.
               Class A                                                6,715,632
       105,500 Saxon Capital, Inc. (NON)                              1,734,420
                                                                 --------------
                                                                     12,339,756

Food (2.4%)
-------------------------------------------------------------------------------
       176,300 Chiquita Brands International, Inc.
               (NON)                                                  3,192,793
       448,600 International Multifoods Corp. (NON)                  11,219,486
       355,900 Interstate Bakeries Corp.                              4,733,470
       112,300 Ralcorp Holdings, Inc. (NON)                           3,191,566
                                                                 --------------
                                                                     22,337,315

Health Care Services (2.8%)
-------------------------------------------------------------------------------
        89,200 American Medical Security Group,
               Inc. (NON)                                             1,801,840
        70,500 AMERIGROUP Corp. (NON)                                 2,870,760
     1,128,400 Hooper Holmes, Inc.                                    7,661,836
        69,400 Pediatrix Medical Group, Inc. (NON)                    3,103,568
       508,200 PSS World Medical, Inc. (NON)                          4,716,096
       151,500 Sierra Health Services, Inc. (NON)                     2,955,765
           600 Steris Corp. (NON)                                        14,052
       134,930 Sunrise Assisted Living, Inc. (NON)                    3,367,853
                                                                 --------------
                                                                     26,491,770

Homebuilding (2.2%)
-------------------------------------------------------------------------------
       456,500 Champion Enterprises, Inc. (NON)                       3,309,625
     1,398,900 Fleetwood Enterprises, Inc. (NON)                     15,387,900
        48,600 Meritage Corp. (NON)                                   2,185,056
                                                                 --------------
                                                                     20,882,581

Household Furniture and Appliances (1.2%)
-------------------------------------------------------------------------------
       114,700 Furniture Brands International, Inc.
               (NON)                                                  3,286,155
       443,500 Haverty Furniture Cos., Inc.                           7,699,160
                                                                 --------------
                                                                     10,985,315

Insurance (7.2%)
-------------------------------------------------------------------------------
       327,483 AmerUs Group Co.                                      10,554,777
       534,300 Ceres Group, Inc. (NON)                                2,014,311
       111,700 FBL Financial Group, Inc. Class A                      2,709,842
     1,440,400 Fremont General Corp.                                 18,552,352
       168,000 Hub International, Ltd. (Canada)                       2,953,440
       128,100 Philadelphia Consolidated Holding
               Corp. (NON)                                            5,136,810
       569,000 Presidential Life Corp.                                9,155,210
       127,200 Stancorp Financial Group                               7,210,968
       155,600 State Auto Financial Corp.                             3,924,076
       145,800 W.R. Berkley Corp.                                     4,823,064
                                                                 --------------
                                                                     67,034,850

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------
       310,900 MCG Capital Corp.                                      4,989,945

Leisure (0.7%)
-------------------------------------------------------------------------------
       243,600 Brunswick Corp.                                        6,572,328

Machinery (1.7%)
-------------------------------------------------------------------------------
       728,900 DT Industries, Inc. (Private) (NON)
               (AFF)                                                  1,676,470
       343,035 DT Industries, Inc. (NON)                                788,981
       131,700 Gardner Denver, Inc. (NON)                             3,100,218
     1,206,764 Milacron, Inc.                                         2,703,151
       107,600 MSC Industrial Direct Co., Inc.
               Class A                                                2,343,528
       234,700 Regal-Beloit Corp.                                     5,308,914
                                                                 --------------
                                                                     15,921,262

Manufacturing (2.3%)
-------------------------------------------------------------------------------
        98,800 Acuity Brands, Inc.                                    1,769,508
        94,500 Griffon Corp. (NON)                                    1,781,325
       328,600 Kaman Corp.                                            4,238,940
       322,600 Stewart & Stevenson Services, Inc.                     5,774,540
       257,400 York International Corp.                               8,308,872
                                                                 --------------
                                                                     21,873,185

Medical Technology (3.3%)
-------------------------------------------------------------------------------
       110,600 Conmed Corp. (NON)                                     2,352,462
       228,000 Datascope Corp.                                        6,771,600
        33,900 Dionex Corp. (NON)                                     1,328,202
        45,900 Edwards Lifesciences Corp. (NON)                       1,305,396
       266,300 Mentor Corp.                                           6,154,193
       378,100 Meridian Bioscience, Inc.                              4,019,203
       230,400 Serologicals Corp. (NON)                               3,202,560
       191,900 Vital Signs, Inc.                                      5,279,169
                                                                 --------------
                                                                     30,412,785

Metals (1.5%)
-------------------------------------------------------------------------------
       142,000 Quanex Corp.                                           4,962,900
        81,500 Reliance Steel & Aluminum Co.                          1,880,205
       167,100 Steel Dynamics, Inc. (NON)                             2,700,336
        99,700 Texas Industries, Inc.                                 2,549,329
       114,540 United States Steel Corp.                              2,108,681
                                                                 --------------
                                                                     14,201,451

Office Equipment & Supplies (0.5%)
-------------------------------------------------------------------------------
       247,000 Standard Register Co. (The)                            4,408,950

Oil & Gas (4.3%)
-------------------------------------------------------------------------------
       180,900 Energy Partners, Ltd. (NON)                            2,035,125
       380,100 Magnum Hunter Resources, Inc. (NON)                    3,040,800
        68,725 Premcor, Inc. (NON)                                    1,683,763
        82,400 Quicksilver Resources, Inc. (NON)                      2,039,400
     1,477,200 Range Resources Corp. (NON)                            9,897,240
       200,100 Remington Oil & Gas Corp. (NON)                        3,719,859
       231,200 St. Mary Land & Exploration Co.                        6,542,960
       160,500 Universal Compression Holdings, Inc.
               (NON)                                                  3,694,710
       709,100 Vintage Petroleum, Inc.                                7,927,738
                                                                 --------------
                                                                     40,581,595

Pharmaceuticals (2.1%)
-------------------------------------------------------------------------------
       503,500 Alpharma, Inc. Class A                                10,558,395
       174,400 Andrx Group (NON)                                      3,139,200
       253,400 Owens & Minor, Inc.                                    5,904,220
                                                                 --------------
                                                                     19,601,815

Photography/Imaging (0.2%)
-------------------------------------------------------------------------------
        41,400 Imation Corp.                                          1,488,330

Publishing (0.4%)
-------------------------------------------------------------------------------
       286,500 Playboy Enterprises, Inc. Class B
               (NON)                                                  4,125,600

Railroads (0.1%)
-------------------------------------------------------------------------------
       137,000 Rail America, Inc. (Private) (NON)                     1,301,500

Real Estate (2.8%)
-------------------------------------------------------------------------------
        87,500 Alexandria Real Estate Equities,
               Inc. (R)                                               4,090,625
        95,500 American Financial Realty Trust (R)                    1,375,200
       208,900 Anworth Mortgage Asset Corp. (R)                       3,281,819
       197,600 Entertainment Properties Trust (R)                     6,175,000
       255,200 Getty Realty Corp. (R)                                 6,265,160
       140,000 Mills Corp. (R)                                        5,233,200
                                                                 --------------
                                                                     26,421,004

Restaurants (0.9%)
-------------------------------------------------------------------------------
        54,800 CBRL Group, Inc.                                       1,911,424
       325,000 Landry's Restaurants, Inc.                             6,938,750
                                                                 --------------
                                                                      8,850,174

Retail (7.5%)
-------------------------------------------------------------------------------
        60,000 Aaron Rents, Inc.                                      1,258,800
       190,200 Claire's Stores, Inc.                                  6,571,410
       227,050 Coldwater Creek, Inc. (NON)                            4,004,708
       212,700 CSK Auto Corp. (NON)                                   3,509,550
        91,200 Finlay Enterprises, Inc. (NON)                         1,316,180
        99,800 Gymboree Corp. (The) (NON)                             1,625,742
       286,700 Hughes Supply, Inc.                                   10,177,850
        17,900 Nash Finch Co.                                           286,400
       386,029 Nu Skin Enterprises, Inc. Class A                      4,362,128
       162,500 Payless Shoesource, Inc. (NON)                         2,395,250
       388,800 Pep Boys (The) - Manny, Moe, & Jack                    6,842,880
       229,900 Pier 1 Imports, Inc.                                   4,729,043
       550,100 Ruddick Corp.                                          9,126,159
        92,300 School Specialty, Inc. (NON)                           2,598,245
       119,400 ShopKo Stores, Inc. (NON)                              1,644,138
       171,900 Sonic Automotive, Inc.                                 4,727,250
       116,100 Sports Authority, Inc. (The) (NON)                     3,759,318
        57,600 Stage Stores, Inc. (NON)                               1,607,616
                                                                 --------------
                                                                     70,542,667

Semiconductor (2.0%)
-------------------------------------------------------------------------------
       378,500 Cohu, Inc.                                             8,364,850
       565,800 Helix Technology Corp.                                10,388,088
                                                                 --------------
                                                                     18,752,938

Shipping (2.1%)
-------------------------------------------------------------------------------
       439,000 EGL, Inc. (NON)                                        7,779,080
       488,700 General Maritime Corp. (NON)                           5,927,931
       225,800 Stelmar Shipping, Ltd. (Greece)
               (NON)                                                  3,863,438
       129,100 Tsakos Energy Navigation, Ltd.
               (Norway)                                               1,892,606
                                                                 --------------
                                                                     19,463,055

Software (2.2%)
-------------------------------------------------------------------------------
       268,700 Aether Systems, Inc. (NON)                             1,453,667
       258,150 Ascential Software Corp. (NON)                         4,517,625
       226,900 FileNET Corp. (NON)                                    4,785,321
        74,600 Hyperion Solutions Corp. (NON)                         2,460,308
       134,700 JDA Software Group, Inc. (NON)                         2,249,490
       721,000 Novell, Inc. (NON)                                     3,626,630
       388,800 S1 Corp. (NON)                                         1,640,736
                                                                 --------------
                                                                     20,733,777

Technology Services (2.4%)
-------------------------------------------------------------------------------
       195,800 Acxiom Corp. (NON)                                     3,164,128
       238,300 American Management Systems (NON)                      3,419,605
       363,563 Ciber, Inc. (Private) (NON)                            3,875,582
        90,700 Ciber, Inc. (NON)                                        966,862
       393,900 Digitas, Inc. (NON)                                    2,698,215
        85,300 Imagistics International, Inc. (NON)                   2,439,580
       429,143 MTS Systems Corp.                                      5,750,516
                                                                 --------------
                                                                     22,314,488

Telecommunications (0.7%)
-------------------------------------------------------------------------------
       350,422 Earthlink, Inc. (NON)                                  2,659,703
       298,200 General Communication, Inc. Class A
               (NON)                                                  2,549,610
       151,700 Primus Telecommunications GP (NON)                     1,162,022
                                                                 --------------
                                                                      6,371,335

Textiles (2.1%)
-------------------------------------------------------------------------------
       192,700 Kellwood Co.                                           7,035,477
       417,300 Phillips-Van Heusen Corp.                              6,342,960
       320,100 Wolverine World Wide, Inc.                             6,434,008
                                                                 --------------
                                                                     19,812,445

Toys (0.7%)
-------------------------------------------------------------------------------
       297,900 Action Performance Cos., Inc.                          6,634,233

Transportation Services (0.5%)
-------------------------------------------------------------------------------
        69,100 Landstar Systems, Inc. (NON)                           4,264,161
                                                                 --------------
               Total Common stocks
               (cost $758,351,334)                                 $920,557,596

Warrants (--%) (a) (NON) (cost $69,859)           Expiration
Number of warrants                                      date              Value
-------------------------------------------------------------------------------
        80,680 Magnum Hunter Resources, Inc.         3/21/05            $20,170

Short-term investments (11.5%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $15,901,226 Short-term investments held in
               Putnam commingled cash account
               with yields ranging from 0.94% to
               1.22% and due dates ranging from
               September 2, 2003 to October 22,
               2003 (d)                                             $15,901,226
    91,508,645 Short-term investments held as
               collateral for loaned securities
               with yields ranging from 1.00% to
               1.08% and due dates ranging from
               September 2, 2003 to October
               24, 2003 (d)                                          91,450,970
                                                                 --------------
               Total Short-term investments
               (cost $107,352,196)                                 $107,352,196

-------------------------------------------------------------------------------
               Total Investments
               (cost $865,773,389)                               $1,027,929,962
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $936,765,733.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
August 31, 2003 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $88,124,225 of
securities on loan (identified cost $865,773,389) (Note 1)       $1,027,929,962
-------------------------------------------------------------------------------
Cash                                                                     11,060
-------------------------------------------------------------------------------
Dividends, interest and other receivables                               380,129
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                2,623,324
-------------------------------------------------------------------------------
Receivable for securities sold                                        2,574,421
-------------------------------------------------------------------------------
Total assets                                                      1,033,518,896

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                      1,548,657
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                            1,245,439
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          1,677,984
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)              230,506
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                   30,761
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                908
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                  512,779
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                   91,450,970
-------------------------------------------------------------------------------
Other accrued expenses                                                   55,159
-------------------------------------------------------------------------------
Total liabilities                                                    96,753,163
-------------------------------------------------------------------------------
Net assets                                                         $936,765,733

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                    $823,889,339
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                (92,077)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)               (49,188,102)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                          162,156,573
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                        $936,765,733

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($484,120,190 divided by 33,606,534 shares)                              $14.41
-------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.41)*                  $15.29
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($324,687,702 divided by 23,278,534 shares)**                            $13.95
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($51,410,248 divided by 3,680,878 shares)**                              $13.97
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,135,432 divided by 856,716 shares)                                  $14.17
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.17)*                  $14.68
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class
Y share ($64,412,161 divided by 4,440,932 shares)                        $14.50
-------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended August 31, 2003 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,823) (including dividend
income of $105,480 from affiliated issuers) (Note 5)                 $6,132,167
-------------------------------------------------------------------------------
Interest                                                                 26,134
-------------------------------------------------------------------------------
Securities lending                                                      102,263
-------------------------------------------------------------------------------
Total investment income                                               6,260,564

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      3,108,266
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                          905,975
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                               11,518
-------------------------------------------------------------------------------
Administrative services (Note 2)                                          5,977
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                   523,299
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                 1,476,044
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                   234,519
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                    40,742
-------------------------------------------------------------------------------
Other                                                                   428,270
-------------------------------------------------------------------------------
Total expenses                                                        6,734,610
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                             (174,081)
-------------------------------------------------------------------------------
Net expenses                                                          6,560,529
-------------------------------------------------------------------------------
Net investment loss                                                    (299,965)
-------------------------------------------------------------------------------
Net realized gain on investments (including net realized gain of $1,854,623 on sales of investments in affiliated issuers)
(Notes 1, 3 and 5)                                                    9,661,404
-------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period        244,127,322
-------------------------------------------------------------------------------
Net gain on investments                                             253,788,726
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $253,488,761
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                             Six months ended        Year ended
                                                    August 31       February 28
Increase (decrease) in net assets                        2003*             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                                 $(299,965)      $(1,579,985)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments             9,661,404       (56,576,980)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                    244,127,322      (203,993,497)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         253,488,761      (262,150,462)
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
  From net realized short-term gain on investments
    Class A                                                --        (1,701,744)
-------------------------------------------------------------------------------
    Class B                                                --        (1,375,816)
-------------------------------------------------------------------------------
    Class C                                                --          (227,675)
-------------------------------------------------------------------------------
    Class M                                                --           (50,999)
-------------------------------------------------------------------------------
    Class Y                                                --          (195,173)
-------------------------------------------------------------------------------
  From net realized long-term gain on investments
    Class A                                                --        (5,824,472)
-------------------------------------------------------------------------------
    Class B                                                --        (4,708,931)
-------------------------------------------------------------------------------
    Class C                                                --          (779,250)
-------------------------------------------------------------------------------
    Class M                                                --          (174,550)
-------------------------------------------------------------------------------
    Class Y                                                --          (668,009)
-------------------------------------------------------------------------------
  From return of capital
    Class A                                                --           (80,620)
-------------------------------------------------------------------------------
    Class B                                                --           (65,179)
-------------------------------------------------------------------------------
    Class C                                                --           (10,786)
-------------------------------------------------------------------------------
    Class M                                                --            (2,416)
-------------------------------------------------------------------------------
    Class Y                                                --            (9,246)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                          (20,362,136)     (243,533,169)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets           233,126,625      (521,558,497)

Net assets
-------------------------------------------------------------------------------
Beginning of period                               703,639,108     1,225,197,605
-------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $92,077 and undistributed
net investment income of $207,888,
respectively)                                    $936,765,733      $703,639,108
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                        Six months                                                        period
                                                           ended                                                        April 13,
                                                         August 31                                                      1999+ to
Per-share                                               (Unaudited)                 Year ended February 28           February 29
operating performance                                       2003            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $10.51          $13.83          $12.59          $10.01           $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                             .01             .02             .02             .03            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  3.89           (3.13)           1.52            2.59            1.56
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       3.90           (3.11)           1.54            2.62            1.55
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                           --            (.21)           (.30)           (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                        --              -- (d)          --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --            (.21)           (.30)           (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $14.41          $10.51          $13.83          $12.59          $10.01
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     37.11*         (22.56)          12.28           26.19           18.23*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $484,120        $346,527        $579,539        $242,602         $83,845
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    .67*           1.27            1.25            1.31            1.38*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                    .12*            .19             .12             .25            (.20)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     16.34*          36.46           34.35           34.37           41.58*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                         Six months                                                       period
                                                            ended                                                          May 3,
                                                          August 31                                                     1999+ to
Per-share                                                (Unaudited)                 Year ended February 28          February 29
operating performance                                       2003            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $10.21          $13.55          $12.43           $9.95           $9.35
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                     (.03)           (.07)           (.08)           (.05)           (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  3.77           (3.06)           1.50            2.57             .71
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       3.74           (3.13)           1.42            2.52             .64
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                           --            (.21)           (.30)           (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                        --              -- (d)          --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --            (.21)           (.30)           (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $13.95          $10.21          $13.55          $12.43           $9.95
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     36.63*         (23.17)          11.47           25.34            6.84*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $324,688        $267,374        $507,231        $192,673         $59,224
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   1.05*           2.02            2.00            2.06            1.91*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                   (.25)*          (.57)           (.63)           (.50)           (.81)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     16.34*          36.46           34.35           34.37           41.58*
---------------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                         Six months                                                       period
                                                           ended                                                         July 26,
                                                         August 31                                                      1999+ to
Per-share                                               (Unaudited)               Year ended February 28             February 29
operating performance                                       2003            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $10.23          $13.57          $12.45           $9.97          $10.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                     (.03)           (.07)           (.08)           (.05)           (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                                       3.77           (3.06)           1.50            2.57            (.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       3.74           (3.13)           1.42            2.52            (.22)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                           --            (.21)           (.30)           (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                        --              -- (d)          --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --            (.21)           (.30)           (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $13.97          $10.23          $13.57          $12.45           $9.97
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     36.56*         (23.14)          11.45           25.29           (2.16)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $51,410         $42,732         $80,970         $32,074          $7,960
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   1.05*           2.02            2.00            2.06            1.38*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                   (.25)*          (.56)           (.63)           (.49)           (.57)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     16.34*          36.46           34.35           34.37           41.58*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                        Six months                                        period
                                                                           ended                                        March 29,
                                                                         August 31               Year ended             2000+ to
Per-share                                                               (Unaudited)              February 28         February 28
operating performance                                                       2003            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                       $10.36          $13.70          $12.54          $10.23
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                     (.02)           (.04)           (.05)           (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                  3.83           (3.09)           1.51            2.37
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                       3.81           (3.13)           1.46            2.35
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                           --            (.21)           (.30)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                        --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           --            (.21)           (.30)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                             $14.17          $10.36          $13.70          $12.54
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                     36.78*         (22.92)          11.69           22.99*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                           $12,135         $10,027         $22,130          $7,589
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                    .92*           1.77            1.75            1.67*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                   (.13)*          (.34)           (.38)           (.18)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     16.34*          36.46           34.35           34.37
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                        Six months                                        period
                                                                           ended                                       January 3,
                                                                         August 31               Year ended             2001+ to
Per-share                                                               (Unaudited)              February 28         February 28
operating performance                                                       2003            2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                       $10.57          $13.87          $12.59          $11.73
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                    .03             .06             .05             .01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                  3.90           (3.15)           1.53             .85
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                       3.93           (3.09)           1.58             .86
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                           --            (.21)           (.30)             --
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                        --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           --            (.21)           (.30)             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                             $14.50          $10.57          $13.87          $12.59
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                     37.18*         (22.35)          12.60            7.33*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                           $64,412         $36,979         $35,327         $25,077
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                    .55*           1.02            1.00             .17*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                    .23*            .48             .36             .08*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     16.34*          36.46           34.35           34.37
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




Notes to financial statements
August 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Small Cap Value Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of small U.S. companies which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes are currently undervalued by the market.

The fund is closed to new investors and offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A and class M shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At August 31, 2003, the value of securities loaned amounted to $88,124,225. The fund received cash collateral of $91,450,970 which is pooled with collateral of other Putnam funds into 32 issuers of high-grade short-term investments.

E) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 28, 2003, the fund had a capital loss carryover of $30,767,670 available to the extent allowed by tax law to offset future net capital gains, if any. This capital loss carryover will expire on February 28, 2011.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending February 29, 2004 $26,926,088 of losses recognized during the period November 1, 2002 to February 28, 2003.

The aggregate identified cost on a tax basis is $866,721,204, resulting in gross unrealized appreciation and depreciation of $224,031,831 and $62,823,073, respectively, or net unrealized appreciation of $161,208,758.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended August 31, 2003, the fund's expenses were reduced by $174,081 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,246 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended August 31, 2003, Putnam Retail Management, acting as underwriter, received net commissions of $25,099 and $703 from the sale of class A and class M shares, respectively, and received $279,866 and $603 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended August 31, 2003, Putnam Retail Management, acting as underwriter, received $641 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended August 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $132,143,096 and $170,549,519, respectively. There were no purchases and sales of U.S. government obligations.


Note 4
Capital shares

At August 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                Six months ended August 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,915,712       $83,787,670
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     6,915,712        83,787,670

Shares repurchased                  (6,285,058)      (76,731,141)
----------------------------------------------------------------
Net increase                           630,654        $7,056,529
----------------------------------------------------------------

                                    Year ended February 28, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         13,268,740      $181,506,391
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       631,953         7,159,945
----------------------------------------------------------------
                                    13,900,693       188,666,336

Shares repurchased                 (22,831,500)     (288,192,364)
----------------------------------------------------------------
Net decrease                        (8,930,807)     $(99,526,028)
----------------------------------------------------------------

                                Six months ended August 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,590,042       $18,597,447
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,590,042        18,597,447

Shares repurchased                  (4,491,005)      (52,017,830)
----------------------------------------------------------------
Net decrease                        (2,900,963)     $(33,420,383)
----------------------------------------------------------------

                                    Year ended February 28, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,052,700       $78,892,985
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       502,582         5,543,660
----------------------------------------------------------------
                                     6,555,282        84,436,645

Shares repurchased                 (17,816,521)     (216,576,611)
----------------------------------------------------------------
Net decrease                       (11,261,239)    $(132,139,966)
----------------------------------------------------------------

                                Six months ended August 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            161,819        $1,929,638
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       161,819         1,929,638

Shares repurchased                    (659,242)       (7,679,312)
----------------------------------------------------------------
Net decrease                          (497,423)      $(5,749,674)
----------------------------------------------------------------

                                    Year ended February 28, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            570,679        $7,634,160
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        79,183           874,951
----------------------------------------------------------------
                                       649,862         8,509,111

Shares repurchased                  (2,439,074)      (29,349,150)
----------------------------------------------------------------
Net decrease                        (1,789,212)     $(20,840,039)
----------------------------------------------------------------

                                Six months ended August 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            107,649        $1,312,301
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       107,649         1,312,301

Shares repurchased                    (218,844)       (2,556,936)
----------------------------------------------------------------
Net decrease                          (111,195)      $(1,244,635)
----------------------------------------------------------------

                                    Year ended February 28, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            474,345        $6,511,482
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        19,840           221,828
----------------------------------------------------------------
                                       494,185         6,733,310

Shares repurchased                  (1,141,187)      (14,290,011)
----------------------------------------------------------------
Net decrease                          (647,002)      $(7,556,701)
----------------------------------------------------------------

                                Six months ended August 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,633,118       $21,331,080
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,633,118        21,331,080

Shares repurchased                    (691,665)       (8,335,053)
----------------------------------------------------------------
Net increase                           941,453       $12,996,027
----------------------------------------------------------------

                                    Year ended February 28, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,726,473       $49,836,083
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        76,741           872,428
----------------------------------------------------------------
                                     3,803,214        50,708,511

Shares repurchased                  (2,851,260)      (34,178,946)
----------------------------------------------------------------
Net increase                           951,954       $16,529,565
----------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

Name of                      Purchase       Sales  Dividend      Market
affiliate                        Cost        Cost    Income       Value
-----------------------------------------------------------------------
DT Industries, Inc. (Private)     $--         $--       $--  $1,676,470
Meridian Bioscience, Inc.     137,200   2,884,177   105,480          --
-----------------------------------------------------------------------
Totals                       $137,200  $2,884,177  $105,480  $1,676,470
-----------------------------------------------------------------------

Market values are shown for those securities affiliated at period end.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund*

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund*
High Yield Trust
Income Fund
Intermediate U.S. Government
  Income Fund
Money Market Fund+
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund+
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


Services for shareholders

Investor services

Help your investment grow Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

Switch funds easily You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

Access your money easily You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

How to buy additional shares You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

For more information

Visit www.putnaminvestments.com

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address chang on today to get your password.

Use our toll-free number 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.



Putnam is a leader in
global money management

[GRAPHIC OMITTED: PAINTING]

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, one of the first funds to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With over 65 years of experience, Putnam has over $270 billion in assets under management, over 100 mutual funds, nearly 12 million shareholder accounts, and over 2,300 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service twelve times in the past thirteen years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach helps us adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.

Information as of 8/31/03.



Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

William H. Woolverton
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Small Cap Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
--------------------

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

May Lose Value   Not FDIC Insured   No Bank Guarantee

SA069-203388  2MF  10/03





PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Small Cap Value Fund
Supplement to Semiannual Report dated 8/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, and M shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 8/31/03

                                                                        NAV

6 months                                                              37.18%
1 year                                                                20.61
Life of fund (since class A inception, 4/13/99)                       78.94
Annual average                                                        14.19

Share value:                                                            NAV

2/28/03                                                              $10.57
8/31/03                                                              $14.50

----------------------------------------------------------------------------
Distributions: The fund did not make any distributions during this period.
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.




Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 29, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                     ---------------------------
                                     Karnig H. Durgarian
                                     Principal Executive Officer
Date: October 29, 2003



By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Financial Officer
Date: October 29, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 29, 2003

Putnam
International Blend
Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

8-31-03

[SCALE LOGO OMITTED]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 8/31/03. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 2/29/04.



A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
August 31, 2003 (Unaudited)

Common stocks (98.3%) (a)
Number of shares                                                          Value

Aerospace and Defense (0.2%)
-------------------------------------------------------------------------------
           495 European Aeronautic Defense and
               Space Co. (Netherlands)                                   $7,825

Airlines (0.8%)
-------------------------------------------------------------------------------
           762 Air France (France)                                       12,004
         1,202 Deutsche Lufthansa AG (Germany)                           16,508
                                                                 --------------
                                                                         28,512

Automotive (3.8%)
-------------------------------------------------------------------------------
           523 Bayerische Motoren Werke (BMW) AG
               (Germany)                                                 20,669
         1,100 Denso Corp. (Japan)                                       20,555
           500 Honda Motor Co., Ltd. (Japan)                             20,358
         1,000 Nissan Motor Co., Ltd. (Japan)                            10,741
           371 Peugeot SA (France)                                       16,931
           331 Renault SA (France)                                       19,949
         1,300 Toyota Motor Corp. (Japan)                                35,882
                                                                 --------------
                                                                        145,085

Banking (12.9%)
-------------------------------------------------------------------------------
           600 ABN AMRO Holdings NV (Netherlands)                        10,506
           425 ABN AMRO Holdings NV (acquired
               5/9/03,  cost $6,917) (Netherlands)
               (RES)                                                      7,442
         2,308 Allied Irish Banks PLC (Ireland)                          32,204
           747 Australia & New Zealand Banking
               Group, Ltd. (Australia)                                    8,470
           233 Banco Popular Espanol (Spain)                             10,487
         5,229 Barclays PLC (United Kingdom)                             38,043
           671 BNP Paribas SA (France)                                   33,428
           779 Canadian Imperial Bank of Commerce
               (Canada)                                                  31,871
           855 Danske Bank A/S (Denmark)                                 15,677
            88 Erste Bank der Oesterreichischen
               Sparkassen AG (Austria)                                    8,105
        11,237 Grupo Financiero BBVA Bancomer SA de
               CV (Mexico) (NON)                                          9,129
           160 HDFC Bank, Ltd. ADR (India)                                3,517
         7,605 HSBC Holdings PLC (United Kingdom)                        97,785
           816 National Bank of Canada (Canada)                          20,619
         2,362 Royal Bank of Scotland Group PLC
               (United Kingdom)                                          58,801
           277 Societe Generale (France)                                 18,367
         1,065 Standard Chartered PLC (United
               Kingdom)                                                  14,250
         2,750 UniCredito Italiano SpA (Italy)                           12,770
         1,000 United Overseas Bank, Ltd.
               (Singapore)                                                7,246
         4,866 Westpac Banking Corp. (Australia)                         49,286
                                                                 --------------
                                                                        488,003

Basic Materials (0.2%)
-------------------------------------------------------------------------------
           188 Compagnie de Saint Gobain (France)                         7,345

Beverage (3.1%)
-------------------------------------------------------------------------------
         3,194 Diageo PLC (United Kingdom)                               34,250
           244 Fomento Economico Mexicano SA de CV
               ADR (Mexico)                                               9,028
           779 Heineken NV Class A (Netherlands)                         24,843
         1,109 Interbrew (Belgium)                                       27,369
           932 Molson, Inc. Class A (Canada)                             22,509
                                                                 --------------
                                                                        117,999

Broadcasting (2.9%)
-------------------------------------------------------------------------------
         6,176 Carlton Communications PLC (United
               Kingdom)                                                  17,045
             2 Fuji Television Network, Inc. (Japan)                      9,515
         2,598 Mediaset SpA (Italy)                                      22,817
         1,189 News Corp., Ltd. (The) (Australia)                        10,158
         3,843 Publishing & Broadcasting, Ltd.
               (Australia)                                               27,483
           735 Societe Television Francaise I
               (France)                                                  22,326
                                                                 --------------
                                                                        109,344

Building Materials (0.4%)
-------------------------------------------------------------------------------
         1,000 Asahi Glass Co., Ltd. (Japan)                              7,029
         1,000 Toto, Ltd. (Japan)                                         8,006
                                                                 --------------
                                                                         15,035

Chemicals (0.8%)
-------------------------------------------------------------------------------
           276 BASF AG (Germany)                                         12,817
           418 DSM NV (Netherlands)                                      19,021
                                                                 --------------
                                                                         31,838

Commercial and Consumer Services (1.3%)
-------------------------------------------------------------------------------
           189 Adecco SA (Switzerland)                                    9,557
           500 SECOM Co., Ltd. (Japan)                                   17,144
         1,823 Securitas AB Class B (Sweden)                             22,356
                                                                 --------------
                                                                         49,057

Communications Equipment (0.9%)
-------------------------------------------------------------------------------
           986 Nokia OYJ (Finland)                                       16,150
        10,600 Telefonaktiebolaget LM Ericsson AB
               Class B (Sweden) (NON)                                    16,233
                                                                 --------------
                                                                         32,383

Computers (0.8%)
-------------------------------------------------------------------------------
         2,000 Sharp Corp. (Japan)                                       30,002

Conglomerates (0.9%)
-------------------------------------------------------------------------------
         3,279 Brambles Industries PLC (United
               Kingdom)                                                   9,672
         2,000 Swire Pacific, Ltd. (Hong Kong)                           11,232
           679 Vivendi Universal SA (France) (NON)                       11,412
                                                                 --------------
                                                                         32,316

Construction (1.2%)
-------------------------------------------------------------------------------
         1,163 CRH PLC (Ireland)                                         22,151
           203 Lafarge (France)                                          13,627
         3,011 Rinker Group, Ltd. (Australia)                            11,322
                                                                 --------------
                                                                         47,100

Consumer Cyclicals (0.5%)
-------------------------------------------------------------------------------
           167 LVMH Moet Hennessy Louis Vuitton SA
               (France)                                                  10,037
           109 Swatch Group AG (The) Class B
               (Switzerland)                                             10,587
                                                                 --------------
                                                                         20,624

Consumer Finance (0.4%)
-------------------------------------------------------------------------------
           370 Acom Co., Ltd. (Japan)                                    15,351

Consumer Goods (1.7%)
-------------------------------------------------------------------------------
         1,000 KAO Corp. (Japan)                                         18,858
         1,615 Reckitt Benckiser PLC (United
               Kingdom)                                                  30,396
         1,782 Unilever PLC (United Kingdom)                             14,501
                                                                 --------------
                                                                         63,755

Consumer Services (1.4%)
-------------------------------------------------------------------------------
         3,326 Deutsche Post AG (Germany)                                52,578

Electric Utilities (2.0%)
-------------------------------------------------------------------------------
           655 E.On AG (Germany)                                         33,796
         1,318 Iberdrola SA (Spain)                                      22,398
           510 Korea Electric Power Corp. (South
               Korea)                                                     8,354
         1,094 Scottish and Southern Energy PLC
               (United Kingdom)                                          10,901
                                                                 --------------
                                                                         75,449

Electrical Equipment (0.4%)
-------------------------------------------------------------------------------
           235 Siemens AG (Germany)                                      14,641

Electronics (3.9%)
-------------------------------------------------------------------------------
           546 Celestica, Inc. (Canada) (NON)                             9,589
           100 FUNAI Electric Co., Ltd. (Japan)                          12,129
           100 Hirose Electric Co., Ltd. (Japan)                         10,706
         1,000 Infineon Technologies AG (Germany)
               (NON)                                                     14,546
         1,451 Koninklijke (Royal) Philips
               Electronics NV (Netherlands)                              35,363
           100 Rohm Co., Ltd. (Japan)                                    13,064
            70 Samsung Electronics Co., Ltd. (South
               Korea)                                                    25,845
         7,320 Taiwan Semiconductor Manufacturing
               Co., Ltd. (Taiwan) (NON)                                  14,361
           200 TDK Corp. (Japan)                                         13,029
                                                                 --------------
                                                                        148,632

Energy (0.1%)
-------------------------------------------------------------------------------
            88 Compania Espanola de Petroleos, SA
               (ESPA) (Spain)                                             2,294

Engineering & Construction (0.4%)
-------------------------------------------------------------------------------
           259 Vinci SA (France)                                         16,804

Financial (2.9%)
-------------------------------------------------------------------------------
           475 Deutsche Boerse AG (Germany)                              22,944
           710 Euronext NV (Netherlands)                                 17,787
         2,175 Man Group PLC (United Kingdom)                            42,243
           400 Orix Corp. (Japan)                                        26,573
                                                                 --------------
                                                                        109,547

Food (1.7%)
-------------------------------------------------------------------------------
            42 Groupe Danone (France)                                     5,759
           108 Nestle SA (Switzerland)                                   23,525
         3,500 Parmalat Finanziaria SpA (Italy)                          11,316
         6,742 Tesco PLC (United Kingdom)                                23,032
                                                                 --------------
                                                                         63,632

Forest Products and Packaging (0.7%)
-------------------------------------------------------------------------------
         1,300 Abitibi-Consolidated, Inc. (Toronto
               Exchange) (Canada)                                         9,822
         1,038 Amcor, Ltd. (Australia)                                    6,066
           350 Svenska Cellulosa AB (SCA) Class B
               (Sweden)                                                  12,123
                                                                 --------------
                                                                         28,011

Gaming & Lottery (0.2%)
-------------------------------------------------------------------------------
           800 Greek Organization of Football
               Prognostics SA (Greece)                                    9,520

Insurance (5.6%)
-------------------------------------------------------------------------------
           560 ACE, Ltd. (Bermuda)                                       18,032
           513 Fortis (Belgium)                                           8,628
           186 Great-West Lifeco, Inc. (Canada)                           5,511
         1,033 ING Groep NV (Netherlands)                                20,140
             3 Millea Holdings, Inc. (Japan)                             31,116
         7,478 QBE Insurance Group, Ltd.
               (Australia)                                               47,478
           725 Sun Life Financial Services of
               Canada, Inc. (Canada)                                     15,889
           480 Swiss Reinsurance Co. (Switzerland)                       29,482
           168 XL Capital, Ltd. Class A (Bermuda)                        12,726
           194 Zurich Financial Services AG
               (Switzerland) (NON)                                       24,939
                                                                 --------------
                                                                        213,941

Investment Banking/Brokerage (3.7%)
-------------------------------------------------------------------------------
           732 Amvescap PLC (United Kingdom)                              5,745
           657 Credit Suisse Group (Switzerland)                         20,528
         2,000 Daiwa Securities Group, Inc. (Japan)                      12,909
           723 Investors Group, Inc. (Canada)                            14,647
         1,000 Nomura Securities Co., Ltd. (Japan)                       14,555
           796 Power Financial Corp. (Canada)                            24,389
           905 UBS AG (Switzerland)                                      48,831
                                                                 --------------
                                                                        141,604

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------
         6,819 Hilton Group PLC (United Kingdom)                         20,977

Machinery (0.5%)
-------------------------------------------------------------------------------
           300 Fanuc, Ltd. (Japan)                                       19,801

Manufacturing (0.4%)
-------------------------------------------------------------------------------
           300 SKF AB Class B (Sweden)                                    9,332
           534 Wolseley PLC (United Kingdom)                              6,123
                                                                 --------------
                                                                         15,455

Medical Technology (0.5%)
-------------------------------------------------------------------------------
            23 Synthes-Stratec, Inc. (Switzerland)                       18,709

Metals (1.5%)
-------------------------------------------------------------------------------
         3,817 BHP Billiton PLC (United Kingdom)                         25,084
         1,243 BHP Billiton, Ltd. (Australia)                             8,793
           300 Companhia Vale do Rio Doce (CVRD)
               ADR (Brazil)                                              11,235
           461 Rio Tinto PLC (United Kingdom)                            10,142
                                                                 --------------
                                                                         55,254

Natural Gas Utilities (0.7%)
-------------------------------------------------------------------------------
         3,000 Osaka Gas Co., Ltd. (Japan)                                7,535
         6,000 Tokyo Gas Co., Ltd. (Japan)                               18,258
                                                                 --------------
                                                                         25,793

Office Equipment & Supplies (1.3%)
-------------------------------------------------------------------------------
         1,000 Canon, Inc. (Japan)                                       48,088

Oil & Gas (11.1%)
-------------------------------------------------------------------------------
         9,757 BG Group PLC (United Kingdom)                             42,090
         8,991 BP PLC (United Kingdom)                                   61,005
         1,274 Canadian Natural Resources, Ltd.
               (Canada)                                                  49,349
           277 EnCana Corp. (Canada)                                     10,372
         2,225 ENI SpA (Italy)                                           33,732
           130 OMV AG (Austria)                                          15,272
           880 Petro-Canada (Canada)                                     34,652
           932 Royal Dutch Petroleum Co.
               (Netherlands)                                             41,591
         5,695 Shell Transport & Trading Co. PLC
               (United Kingdom)                                          35,714
           412 Talisman Energy, Inc. (Canada)                            19,514
           366 TotalFinaElf SA Class B (France)                          56,131
           396 YUKOS ADR (Russia)                                        22,671
                                                                 --------------
                                                                        422,093

Pharmaceuticals (9.1%)
-------------------------------------------------------------------------------
         1,380 AstraZeneca PLC (United Kingdom)                          53,037
         3,259 GlaxoSmithKline PLC (United Kingdom)                      62,214
           350 H. Lundbeck A/S (Denmark)                                  6,262
         2,656 Novartis AG (Switzerland)                                 97,689
           436 Roche Holding AG (Switzerland)                            33,396
         1,100 Takeda Chemical Industries, Ltd.
               (Japan)                                                   39,791
           900 Terumo Corp. (Japan)                                      17,397
         1,300 Yamanouchi Pharmaceutical Co., Ltd.
               (Japan)                                                   34,099
                                                                 --------------
                                                                        343,885

Photography/Imaging (1.0%)
-------------------------------------------------------------------------------
         1,000 Konica Corp. (Japan)                                      13,707
         1,000 Olympus Optical Co., Ltd. (Japan)                         22,973
                                                                 --------------
                                                                         36,680

Publishing (0.6%)
-------------------------------------------------------------------------------
         1,938 Reed Elsevier NV (Netherlands)                            21,360

Railroads (0.9%)
-------------------------------------------------------------------------------
           260 Canadian National Railway Co.
               (Canada)                                                  13,904
             5 East Japan Railway Co. (Japan)                            21,130
                                                                 --------------
                                                                         35,034

Retail (3.4%)
-------------------------------------------------------------------------------
         1,000 Aeon Co., Ltd. (Japan)                                    24,730
           224 Carrefour Supermarche SA (France)                         11,164
         2,300 GUS PLC (United Kingdom)                                  24,882
         2,513 Kingfisher Leisure PLC (United
               Kingdom)                                                  10,811
           312 Next PLC (United Kingdom)                                  5,310
           323 Pinault-Printemps-Redoute SA
               (France)                                                  27,747
         3,942 William Morrison Supermarkets PLC
               (United Kingdom)                                          13,030
         1,509 Woolworths, Ltd. (Australia)                              11,485
                                                                 --------------
                                                                        129,159

Semiconductor (0.4%)
-------------------------------------------------------------------------------
           927 ASML Holding NV (Netherlands) (NON)                       14,603

Shipping (0.9%)
-------------------------------------------------------------------------------
         2,709 Exel PLC (United Kingdom)                                 28,921
         1,000 Nippon Yusen Kabushiki Kaisha
               (Japan)                                                    4,132
                                                                 --------------
                                                                         33,053

Software (0.9%)
-------------------------------------------------------------------------------
           175 Dassault Systemes SA (France)                              6,321
         2,137 Sage Group (The) PLC (United
               Kingdom)                                                   5,712
           130 SAP AG (Germany)                                          15,563
           553 T-Online International AG (Germany)
               (NON)                                                      5,919
                                                                 --------------
                                                                         33,515

Technology Services (0.3%)
-------------------------------------------------------------------------------
         2,030 Wanadoo (France) (NON)                                    13,349

Telecommunications (7.4%)
-------------------------------------------------------------------------------
           504 Deutsche Telekom AG (Germany) (NON)                        7,220
           234 KT Corp. ADR (South Korea)                                 4,411
             9 Nippon Telegraph and Telephone
               Corp. (NNT) (Japan)                                       39,654
            14 NTT DoCoMo, Inc. (Japan)                                  36,002
         9,076 Olivetti SpA (Italy) (NON)                                21,322
         2,254 Orange SA (France) (NON)                                  20,909
         2,618 Portugal Telecom SGPS SA (Portugal)                       18,911
           110 SK Telecom Co., Ltd. (South Korea)                        18,766
         3,231 Telecom Italia Mobile SpA (Italy)                         14,259
         1,025 Telefonica SA (Spain) (NON)                               12,063
           285 Telefonos de Mexico SA de CV
               (Telmex) ADR Class L (Mexico)                              8,638
        42,222 Vodafone Group PLC (United Kingdom)                       77,296
                                                                 --------------
                                                                        279,451

Tobacco (0.5%)
-------------------------------------------------------------------------------
           233 Altadis SA (Spain)                                         5,499
           889 BAT Industries PLC (United Kingdom)                        8,985
             1 Japan Tobacco, Inc. (Japan)                                5,846
                                                                 --------------
                                                                         20,330

Transportation Services (0.3%)
-------------------------------------------------------------------------------
           542 TPG NV (Netherlands)                                      10,115

Water Utilities (0.2%)
-------------------------------------------------------------------------------
           436 Veolia Environnement (France)                              8,496
                                                                 --------------
               Total Common stocks
               (cost $3,492,719)                                     $3,723,427

Units (0.2%) (a) (cost $10,543)
Number of units                                                           Value
-------------------------------------------------------------------------------
           243 Korea Telecom Corp. 144A Structured
               Call Warrants (issued by UBS AG)
               expiration 12/1/03                                        $9,333

Short-term investments (1.8%) (a) (cost $69,622)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $69,622 Short-term investments held in
               Putnam commingled cash account
               with yields ranging from 0.94% to
               1.22% and due dates ranging from
               September 2, 2003 to October 22,
               2003 (d)                                                 $69,622
-------------------------------------------------------------------------------
               Total Investments (cost $3,572,884)                   $3,802,382
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,786,720.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2003 was $7,442 or 0.2% of net assets.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at August 31, 2003: (as a percentage of Market Value)

   Australia            4.7%
   Austria              0.6
   Belgium              0.9
   Bermuda              0.8
   Canada               7.4
   Denmark              0.6
   France               8.7
   Germany              5.7
   Ireland              1.4
   Italy                3.1
   Japan               17.9
   Mexico               0.7
   Netherlands          6.1
   Portugal             0.5
   Russia               0.6
   South Korea          1.8
   Spain                1.4
   Sweden               1.6
   Switzerland          8.3
   United Kingdom      23.4
   Other                3.8
                      -----
   Total              100.0%

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
August 31, 2003 (Unaudited)

Assets
------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$3,572,884) (Note 1)                                                $3,802,382
------------------------------------------------------------------------------
Cash                                                                       728
------------------------------------------------------------------------------
Foreign currency (cost $643) (Note 1)                                      652
------------------------------------------------------------------------------
Dividends, interest and other receivables                               18,209
------------------------------------------------------------------------------
Receivable for shares of the fund sold                                      75
------------------------------------------------------------------------------
Receivable for securities sold                                          61,180
------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                         6,618
------------------------------------------------------------------------------
Total assets                                                         3,889,844

Liabilities
------------------------------------------------------------------------------
Payable for securities purchased                                        74,839
------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                 838
------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                   1,280
------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                 3
------------------------------------------------------------------------------
Other accrued expenses                                                  26,164
------------------------------------------------------------------------------
Total liabilities                                                      103,124
------------------------------------------------------------------------------
Net assets                                                          $3,786,720

Represented by
------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                     $4,278,525
------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                            24,360
------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                        (745,623)
------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                      229,458
------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                  $3,786,720

Computation of net asset value and offering price
------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,786,720 divided by 504,943 shares)                                   $7.50
------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.50)*                   $7.96
------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended August 31, 2003 (Unaudited)

Investment income:
------------------------------------------------------------------------------
Dividends (net of foreign tax of $7,347)                               $59,532
------------------------------------------------------------------------------
Interest                                                                   154
------------------------------------------------------------------------------
Securities lending                                                           4
------------------------------------------------------------------------------
Total investment income                                                 59,690

Expenses:
------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                        17,838
------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                           2,846
------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                                 898
------------------------------------------------------------------------------
Administrative services (Note 2)                                            20
------------------------------------------------------------------------------
Reports to shareholders                                                  3,768
------------------------------------------------------------------------------
Auditing                                                                16,617
------------------------------------------------------------------------------
Legal                                                                   10,065
------------------------------------------------------------------------------
Other                                                                      132
------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                         (26,320)
------------------------------------------------------------------------------
Total expenses                                                          25,864
------------------------------------------------------------------------------
Expense reduction (Note 2)                                                (491)
------------------------------------------------------------------------------
Net expenses                                                            25,373
------------------------------------------------------------------------------
Net investment income                                                   34,317
------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                        15,150
------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                730
------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                      (794)
------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period           561,396
------------------------------------------------------------------------------
Net gain on investments                                                576,482
------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $610,799
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                             Six months ended       Year ended
                                                    August 31      February 28
Increase (decrease) in net assets                       2003*             2003
------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------
Net investment income                                 $34,317          $22,373
------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                          15,880         (455,433)
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                    560,602         (196,022)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             610,799         (629,082)
------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
------------------------------------------------------------------------------
  From net investment income                               --          (29,623)
------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                  (4,815)          51,412
------------------------------------------------------------------------------
Total increase (decrease) in net assets               605,984         (607,293)

Net assets
------------------------------------------------------------------------------
Beginning of period                                 3,180,736        3,788,029
------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $24,360 and
distributions in excess of net investment
income of $9,957, respectively)                    $3,786,720       $3,180,736
------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                      Six months                          period
                                                                                           ended            Year       March 30,
                                                                                         Aug. 31           ended        2001+ to
Per-share                                                                            (Unaudited)         Feb. 28         Feb. 28
operating performance                                                                       2003            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                        $6.30           $7.59           $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(b)                                                                 .07             .04             .04
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                  1.13           (1.27)           (.88)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                       1.20           (1.23)           (.84)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                             --            (.06)           (.06)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                                    --              --            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                           --            (.06)           (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                              $7.50           $6.30           $7.59
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                                     19.05*         (16.25)          (9.89)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                            $3,787          $3,181          $3,788
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                                                 .73*           1.45            1.33*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)                                                                 .97*            .62             .48*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                     70.59*         110.42          116.79*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of 0.74%, 1.11% and 0.71% based on average net assets per class A share for the period ended August 31, 2003,
    February 28, 2003 and February 28, 2002, respectively. (Note 2)

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. The fund is sold on a limited basis with limited assets.

(d) Includes amounts paid through expense offset arrangements. (Note 2)

    The accompanying notes are an integral part of these financial statements.




Notes to financial statements
August 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam International Blend Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks issued by companies outside the United States. Current income is a secondary objective.

The fund offers class A shares, which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At February 28, 2003, the fund had a capital loss carryover of $578,364 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover      Expiration
---------------------------------------
      $148,248      February 28, 2010
       430,116      February 28, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending February 28, 2004 $126,503 of losses recognized during the period November 1, 2002 to February 28, 2003.

The aggregate identified cost on a tax basis is $3,629,524, resulting in gross unrealized appreciation and depreciation of $298,562 and $125,704, respectively, or net unrealized appreciation of $172,858.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, 0.73% of the next $5 billion, 0.72% of the next $5 billion, 0.71% of the next $5 billion, 0.70% of the next $5 billion, 0.69% of the next $5 billion, 0.68% of the next $8.5 billion and 0.67% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2004, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, offering and extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended August 31, 2003, the fund's expenses were reduced by $491 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

For the six months ended August 31, 2003, Putnam Retail Management, acting as underwriter, received no monies from the sale of shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of shares. For the six months ended August 31, 2003, Putnam Retail Management, acting as underwriter, received no monies on redemptions.


Note 3
Purchases and sales of securities

During the six months ended August 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,449,471 and $2,419,712, respectively. There were no purchases and sales of U.S. government obligations.


Note 4
Capital shares

At August 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                               Six months ended August 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                              7,454           $52,213
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                         7,454            52,213

Shares repurchased                      (7,784)          (57,028)
----------------------------------------------------------------
Net decrease                              (330)          $(4,815)
----------------------------------------------------------------

                                    Year ended February 28, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             37,772          $276,862
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         4,488            29,623
----------------------------------------------------------------
                                        42,260           306,485

Shares repurchased                     (36,100)         (255,073)
----------------------------------------------------------------
Net increase                             6,160           $51,412
----------------------------------------------------------------

At August 31, 2003, Putnam, LLC owned 479,128 class A shares of the fund (94.9% of class A shares outstanding), valued at $3,593,460.



Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal
Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal
Executive Officer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

William H. Woolverton
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam International Blend Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

Not FDIC Insured  May Lose Value  No Bank Guarantee       203387  2UO  10/03



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
         Management Investment Companies: Not applicable
         --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                      --------------------------
                                      Michael T. Healy
                                      Principal Accounting Officer
Date: October 29, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                      ---------------------------
                                      Karnig H. Durgarian
                                      Principal Executive Officer
Date: October 29, 2003



By (Signature and Title):            /s/Charles E. Porter
                                      ---------------------------
                                      Charles E. Porter
                                      Principal Financial Officer
Date: October 29, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                      ---------------------------
                                      Steven D. Krichmar
                                      Principal Financial Officer
Date: October 29, 2003